Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income tax expenses (benefits) applicable to PRC operations
Subtotal income tax expenses applicable to PRC operations	¥ 206	$ 29	¥ 79	¥ 134
Subtotal income tax expenses applicable to Non-PRC operations	206	29	79	134
Total income tax expenses	206	29	79	134
Non-PRC [Member]
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	25	4	17	21
Subtotal income tax expenses applicable to PRC operations	25	4	17	21
Current income tax expenses	25	4	17	21
Subtotal income tax expenses applicable to Non-PRC operations	25	4	17	21
Total income tax expenses	25	4	17	21
PRC [Member]
Income tax expenses (benefits) applicable to PRC operations
Current income tax expenses	181	25	62	113
Subtotal income tax expenses applicable to PRC operations	181	25	62	113
Current income tax expenses	181	25	62	113
Subtotal income tax expenses applicable to Non-PRC operations	181	25	62	113
Total income tax expenses	¥ 181	$ 25	¥ 62	¥ 113